Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities are measured [Line Items]
Level within the fair value hierarchy at which the Plan's financial assets are measured on a recurring basis [Table Text Block]
The following tables present the level within the fair value hierarchy at which the Plan’s financial assets are measured on a recurring basis (in thousands).

At December 31, 2025	Total	Level 1	Level 2	Level 3
Invested assets
Mutual funds	$5,854,512	$5,854,512	$—	$—
Collective/common trust funds	3,966,192	—	3,966,192	—
Common stock	467,440	467,440	—	—
Fidelity BrokerageLink investments	458,680	437,929	20,751	—
Short-term money-market investments	21,062	21,062	—	—
Total	$10,767,886	$6,780,943	$3,986,943	$—

At December 31, 2024	Total	Level 1	Level 2	Level 3
Invested assets
Mutual funds	$5,482,287	$5,482,287	$—	$—
Collective/common trust funds	3,215,713	—	3,215,713	—
Common stock	429,670	429,670	—	—
Fidelity BrokerageLink investments	398,853	372,682	26,171	—
Short-term money-market investments	15,275	15,275	—	—
Total	$9,541,798	$6,299,914	$3,241,884	$—